CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
CONCENTRATIONS
18.	CONCENTRATIONS

i.	Dependence on Mobile Operator

The revenue of the Company is primarily derived from cooperative arrangements with the Mobile Operator in the PRC. The major operators cooperated with the Company are China Mobile, China Unicom and China Telecom. If the strategic relationship with the Mobile Operator in the PRC is terminated or scaled-back, or if the Mobile Operator alters the revenue sharing arrangements, the Company's WVAS business would be adversely affected.

Revenues collected through China Mobile for the years ended December 31, 2009, 2010 and 2011 represent 78%, 72% and 62% of gross revenues, respectively.

Revenues collected through China Unicom for the years ended December 31, 2009, 2010 and 2011 represent 11%, 8% and 7% of gross revenues, respectively.

Revenues collected through China Telecom for the years ended December 31, 2009, 2010 and 2011 represent 8%, 6% and 5% of gross revenues, respectively.

As a percentage of total WVAS revenues, WVAS revenues collected through China Mobile for the years ended December 31, 2009, 2010 and 2011 represent 57%, 40% and 37% of gross revenues respectively; WVAS revenues collected through China Unicom for the years ended December 31, 2009, 2010 and 2011 represent for 11%, 8%, and 7% of gross revenues respectively; WVAS revenues collected through China Telecom for the years ended December 31, 2009, 2010 and 2011 represent 8%, 6% and 5% of gross revenues respectively.

As a percentage of total mobile games revenues, mobile games revenues, which are collected only through China Mobile, for the years ended December 31, 2009, 2010 and 2011 represent 20%, 32% and 25% of gross revenues respectively.

Amounts due from China Mobile as of December 31, 2010 and 2011 represent 76% and 75% of accounts receivable, respectively.

Amounts due from China Unicom as of December 31, 2010 and 2011 represent 1% and 1% of accounts receivable, respectively.

Amounts due from China Telecom as of December 31, 2010 and 2011 represent 8% and 9% of accounts receivable, respectively.

ii.	Credit risk

In WVAS and mobile games services, the Company depends on the billing system of the Mobile Operator to charge the mobile phone users and collect payments from them. The Company generally does not require collateral for its accounts receivable and has not experienced any significant credit losses for any periods presented.